DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended			7 Months Ended	9 Months Ended
	Oct. 26, 2022	Nov. 30, 2021	Nov. 26, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		232,500
Common stock, par value				$ 0.00001	$ 0.00001
Business combination, shares					6,465,452
Redemption price					$ 10.10
Aggregate redemption amount					$ 65,310,892
Business combination shares					9,514,743
Business ownership, percentage					72.80%
Purchase of additional units					6,926,624
Converted shares	928,571
Additional shares					1,000,000
Number of redemption shares					6,465,452
Number of redemption shares, value					$ 65,310,892
Offering price		$ 10.00	$ 10.00
Additional shares issued to the Sponsor in connection with underwriters' over-allotment option				75,000	75,000
Proceeds from issuance initial public offering				$ 65,000,000
Aggregate proceeds held in trust account		$ 65,000,000
Business combination net tangible asset				5,000,001
Cash				526,625	$ 177,681
Unsecured promissory note				200,000
Repayment of loan				125,547
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		1,300,000
Legacy Cardio [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion shares					43,334
Principal amount					$ 433,334
Legacy Cardio [Member] | Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Option shares					1,759,600
Legacy Cardio [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares exchange					2,204,627
Former Officers And Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of additional units					34,548
Manas Former Officers And Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred					1,625,000
Legacy Cardio Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares received					$ 6,883,306
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					928,571
Purchase of additional units					928,571
Sale of units in initial public offering			6,200,000
Warrant Price per share			$ 10.00
Sale of units in initial public offering aggregate amount			$ 62,000,000
Net proceeds from sale of units			$ 62,000,000	$ 62,000,000
Sale of units per share			$ 10.00	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering			2,500,000
Warrant Price per share			$ 1.00
Sale of units in initial public offering aggregate amount			$ 2,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering aggregate amount			$ 3,000,000
Proceeds from issuance initial public offering		$ 3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of additional units		300,000	930,000	930,000	930,000